Note 11 - Restructuring Charge	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]
Note
11
– Restructuring Charge

The Company recorded a
$0.9
million restructuring charge for the Telco Segment for the year ended
September 30, 2018
resulting from management’s decision to move Nave’s inventory management and order fulfillment operations from its facility in Jessup, Maryland to Palco Telecom (“Palco”), a third
-party reverse logistics provider in Huntsville, Alabama. As a result, Nave incurred the following restructuring charges:
1
) intangible impairment of charge of
$0.4
million related to inventory tracking software that will
no
longer be utilized;
2
) moving expenses of
$0.4
million to transfer Nave’s inventory from its facility in Jessup, Maryland to Palco; and
3
) severance expenses of
$0.1
million for Nave operations employees.